Income Taxes - Schedule of Reconciliation of The Statutory Federal Tax Rate to The Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. statutory federal income tax rate	(21.00%)	(21.00%)
State income taxes, net of federal income tax benefit	(8.40%)	(7.60%)
Warrant adjustment	(7.20%)	(4.20%)
Permanent items	0.70%	0.60%
R&D credit	(0.60%)	(0.60%)
Change in valuation allowance	36.50%	32.70%
Other		0.10%
Effective income tax rate	0.00%	0.00%